Investment in Other Entities (Tables)	9 Months Ended
Sep. 30, 2022
Investment in Other Entities [Abstract]
Schedule of net income from equity method investments
		Carrying Value
	Percentage of ownership	September 30, 2022	December 31, 2021
Pine Bend	50.0%	$20,730	$21,188
Noble Road	50.0%	24,053	24,516
GREP	20.0%	3,925	1,446
Total investment in other entities		$48,708	$47,150

Schedule of net income from equity method investments
	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Revenue (1)	$42,158	$—	$47,247	$14,181
Gross profit	33,053	—	34,665	6,459
Net income	31,356	—	29,615	5,400
		—
Net income from equity method investments (2)	$3,694	$—	$3,658	$2,392

(1)	Revenues include a realized gain of $32,796 from commodity swap contracts on our equity method investment, GREP for the three and nine months ended September 30, 2022.

(2)	Net income from equity method investments represents our portion of the net income from equity method investments in Pine Bend, Noble Road and GREP for the three and nine months ended September 30, 2022 and Beacon for the three and nine months ended September 30, 2021.